Operational Ratios (Tables)	12 Months Ended
Dec. 31, 2019
Operational Ratios (Tables) [Abstract]
Financial Conglomerate

As a continuation the adoption of the rules established  by CMN Resolution nº 4,192/2013, as of January 2015, came into force the Prudential Conglomerate, defined by CMN Resolution nº 4,280/2013.The index is calculated on a consolidated basis based on the information of Consolidated Prudential, as shown below:

	Financial Conglomerate
Thousand of reais	2019 (1)	2018 (1)	2017 (1)
Tier I Regulatory Capital	66,481,661	61,476,715	56,386,001
Principal Capital	61,389,509	56,581,518	52,196,893
Supplementary capital	5,092,153	4,895,197	4,189,108
Tier II Regulatory Capital	5,083,808	4,887,175	4,250,447
Regulatory Capital (Tier I and II)	71,565,469	66,363,890	60,636,448
Credit Risk (1)	407,786,238	358,955,592	324,696,458
Market Risk (2)	20,235,208	39,231,773	25,857,109
Operational Risk	47,965,481	42,375,554	32,579,126
Total RWA (3)	475,986,927	440,562,919	383,132,693
Basel I Ratio	13.97	13.95	14.72
Basel Principal Capital	12.90	12.84	13.62
Basel Regulatory Capital	15.04	15.06	15.83

(1)  Exposures to credit risk subject to the calculation of the capital requirement using a standardized approach (RWACPAD) are based on the procedures established by Circular Bacen 3,644, dated March 4, 2013 and its subsequent complements through the wording of Circular Bacen 3,174 of August 20, 2014 and Bacen Circular 3,770 of October 29, 2015.

(2)  Includes portions for market risk exposures subject to variations in rates of foreign currency coupons (RWAjur2), price indexes (RWAjur3) and interest rate (RWAjur1/RWAjur4), the price of commodities (RWAcom), the price of shares classified as trading portfolios (RWAacs), and portions for gold exposure and foreign currency transactions subject to foreign exchange (RWAcam).

(3)  Risk Weighted Assets.